Employee benefits - Movements in present value of the defined benefit obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee benefits
Balance at beginning of year	$ 3,060	$ 3,489
Service costs	5	4
Interest expense	42	27
Actuarial loss (gain) arising from:
-Changes in demographic assumptions		24
-Experience adjustment	(20)	167
-Change in financial assumptions	42	(551)
Effect of changes in exchange rates	(15)	(100)
Balance at end of year	$ 3,114	$ 3,060